OTHER ADMNISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER ADMNISTRATIVE EXPENSES

13)       OTHER ADMNISTRATIVE EXPENSES

			R$ thousand
	Year ended December 31
	2021	2020	2019
Outsourced services	(4,853,582)	(4,768,664)	(4,808,331)
Communication	(1,253,156)	(1,333,127)	(1,570,224)
Data processing	(2,248,464)	(2,150,048)	(2,145,226)
Advertising and marketing	(1,340,104)	(1,052,083)	(1,300,468)
Asset maintenance	(1,304,469)	(1,299,441)	(1,231,596)
Financial system	(1,142,628)	(1,119,697)	(1,135,964)
Rental	(151,838)	(142,448)	(180,648)
Security and surveillance	(581,656)	(698,206)	(744,036)
Transport	(703,416)	(651,238)	(773,208)
Water, electricity and gas	(356,177)	(373,056)	(440,613)
Advances to FGC (Deposit Guarantee Association)	(670,854)	(588,093)	(433,369)
Supplies	(109,666)	(139,371)	(191,362)
Travel	(33,982)	(77,433)	(302,170)
Other	(1,243,163)	(1,091,221)	(1,232,363)
Total	(15,993,155)	(15,484,126)	(16,489,578)